UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                   FORM 13F

                              FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:   March 30, 2001

Check here if Amendment [ ]; Amendment Number:
The Amendment (check only one): [ ] is a restatement.
                                [ ] adds new holdings entries.

Institutional Investment manager Filing this Report:

Name:      Select Equity Group, Inc.

Address:   380 Lafayette St., 6th Floor
           New York, NY  10003

13F File Number:

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person signing this report on behalf of Reporting Manager:


Name:     George S. Loening
Title:    President
Phone:    212-475-8335

Signature, place and date of signing:



                              New York, New York        May 14, 2001

Report Type (check only one):

[X]    13F HOLDINGS REPORT
[ ]    13F NOTICE
[ ]    13F COMBINATION REPORT

                             FORM 13F SUMMARY PAGE


Select Equity Group, Inc.

Report Summary:

Number of Other Included managers:               0
Form 13F Information Table Entry Total:         37
Form 13F Information Table Value Total:   $285,540 (Thousands)


List of Other Included Managers:

   None

                           FORM 13F INFORMATION TABLE

Select Equity Group, Inc.


           COLUMN 1                COLUMN 2     COLUMN 3  COLUMN 4     COLUMN 5       COL 6    COLUMN 7            COLUMN 8
------------------------------ ---------------- --------- -------- ----------------- ------- ------------ --------------------------
                                                           VALUE    SHARES/ SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000)  PRN AMT PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
ADVENT SOFTWARE INC		 COM			007974108	11,794  266,150 SH	 SOLE			     266,150
BARRA INC                      COM              068313105    9,401  174,084 SH       SOLE                  174,084
BERKSHIRE HATHAWAY INC DEL     CL A             084670108      393       60 SH       SOLE                       60
CATALINA MARKETING CORP.	 COM			148867104    8,411  285,235 SH	 SOLE			     285,235
CERIDIAN CORP.			 COM			15677T106	   519   28,000 SH	 SOLE				28,000
CHEMED CORP                    COM              163596109   26,995  776,836 SH       SOLE                  776,836
DIONEX CORP                    COM              254546104   16,009  509,220 SH       SOLE                  509,220
FAIR ISAAC & CO INC            COM              303250104   21,234  362,894 SH       SOLE                  362,894
FRANKLIN ELECTRIC INC          COM              353514102    9,205  128,521 SH       SOLE                  128,521
HUB GROUP INC                  CL A             443320106    4,627  458,346 SH       SOLE                  458,346
INTERNATIONAL SPEEDWAY         CL A             460335201   17,199  464,075 SH       SOLE                  464,075
INVESTMENT TECHNOLOGY GROUP    COM              46145F105   25,727  502,485 SH       SOLE                  502,485
MARKEL CORP		             COM              570535104   14,121   75,513 SH       SOLE                   75,513
MATTHEWS INTERNATIONAL CORP    CL A             577128101    4,563  139,474 SH       SOLE                  139,474
MEREDITH CORPORATION           COM              589433101   15,547  445,325 SH       SOLE                  445,325
MICROS SYSTEMS INC             COM              594901100   14,976  739,562 SH       SOLE                  739,562
MOODY'S INVESTOR SERVICES      COM              615369105   26,234  951,875 SH       SOLE                  951,875
NEW HORIZONS WORLDWIDE INC     COM              645526104   10,433  707,326 SH       SOLE                  707,326
PENTON MEDIA INC               COM              709668107   17,716 1,217,575SH       SOLE                1,217,575
STRAYER EDUCATION INC          COM              863236105   22,004  628,681 SH       SOLE                  628,681
TECHNE CORP.			 COM			878377100	12,760  488,400 SH	 SOLE			     488,400
VALMONT INDUSTRIES INC         COM              920253101    2,044  120,700 SH       SOLE                  120,700
CCC INFO. SERVICES GRP. INC.   COM              12487Q109       96   11,000 SH       SOLE                   11,000
CAPITOL FEDERAL FINANCIAL      COM              14057C106      223   14,000 SH       SOLE                   14,000
COMPUTER SERVICES INC. KY      COM              20539A105      318   12,000 SH       SOLE                   12,000
FBL FINANCIAL GROUP INC.       CL A             30239F106      249   15,968 SH       SOLE                   15,968
HOWELL CORP                    COM              443051107      620   45,320 SH       SOLE                   45,320
NAVIGATORS GROUP INC           COM              638904102      141   10,500 SH       SOLE                   10,500

NEW YORK COMMUNITY BNK CORP    COM              649445103      827   28,500 SH       SOLE                   28,500
OMEGA PROTEIN CORP             COM              68210P107       39   20,000 SH       SOLE                   20,000
SELECTIVE INSURANCE GRP INC.	 COM			816300107	   348   15,000 SH	 SOLE				15,000
GENERAL ELECTRIC CO            COM              369604953      201    4,800 SH  PUT  SOLE                    4,800
ACXIOM COR                     COM              005125959      251   12,000 SH  PUT  SOLE                   12,000
DELL COMPUTER CORP.            COM              247025959      270   10,500 SH  PUT  SOLE                   10,500
QWEST COMMUNICATIONS INTL INC  COM              749121959      123    3,500 SH  PUT  SOLE                    3,500
LEARNING TREE INTL INC.        COM              522015106      933   45,000 SH       SOLE                   45,000
NASDAQ 100 TR		     UNIT SER 1	      631100104      783   20,000 SH	 SOLE				20,000

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